INCOME TAX - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ (71)	$ (89)	$ (118)
Adjustments in respect of current income tax of previous years	(28)	5	(64)
Income tax expense reported in the income statement	$ (99)	$ (84)	$ (182)